Share-Based Compensation - Schedule of Share and Dividend Equivalent Share Award Activity (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Market price of Company's stock	$ 62.85	$ 49.12	$ 49.30